Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 213,764	$ 162,542	$ 433,022	$ 330,946	$ 691,373	$ 444,660
Heliogen, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 8,000	300,000	32,000	700,000	900,000	2,100,000
Proceeds from sale of property, plant and equipment		500,000	54,000	$ 461,000	906,000
Loss on disposition of property plant equipment		21,000	$ (200,000)		(300,000)
Property, plant and equipment					$ 3,354,000
Facility Closing [Member] | Heliogen, Inc. [Member]
Property and Equipment (Details) [Line Items]
Property, plant and equipment		$ 3,400,000